Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.9%
Chemicals - 0.3%
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (A)	$ 1,500,000	$ 1,423,350

Commercial Services & Supplies - 1.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (A)	2,150,000	2,056,171
Garda World Security Corp.
4.63%, 02/15/2027 (A)	2,750,000	2,682,900
GFL Environmental, Inc.
3.75%, 08/01/2025 (A)	150,000	150,000
4.25%, 06/01/2025 (A)	640,000	646,400

		5,535,471

Communications Equipment - 0.5%
Avaya, Inc.
6.13%, 09/15/2028 (A)	2,100,000	2,145,843
CommScope, Inc.
6.00%, 03/01/2026 (A)	250,000	253,185

		2,399,028

Construction & Engineering - 0.1%
Artera Services LLC
9.03%, 12/04/2025 (A)	417,000	426,062

Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (A)	1,250,000	1,184,375

Diversified Telecommunication Services - 0.5%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	2,000,000	1,885,000
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	500,000	471,875

		2,356,875

Health Care Providers & Services - 1.1%
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (A)	1,500,000	1,466,250
6.75%, 04/15/2025 (A)	500,000	517,500
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	769,000	741,391
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	501,448
4.88%, 01/01/2026 (A)	2,000,000	2,009,040

		5,235,629

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	1,765,000	1,729,171
Scientific Games International, Inc.
5.00%, 10/15/2025 (A) (B)	800,000	816,580

		2,545,751

Household Products - 0.3%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	1,304,000	1,219,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.4%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	$ 500,000	$ 492,500
MoneyGram International, Inc.
5.38%, 08/01/2026 (A)	1,000,000	1,030,000
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (A)	500,000	515,005

		2,037,505

Machinery - 0.6%
Madison IAQ LLC
4.13%, 06/30/2028 (A)	1,273,000	1,212,533
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	1,395,000	1,359,441

		2,571,974

Media - 0.9%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	500,000	470,398
CSC Holdings LLC
5.38%, 02/01/2028 (A)	1,500,000	1,503,750
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	245,175
6.75%, 10/15/2027 (A)	1,260,000	1,309,357
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	100,000	95,000
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	250,000	251,940
6.63%, 06/01/2027 (A)	333,000	349,553

		4,225,173

Personal Products - 0.2%
Coty, Inc.
5.00%, 04/15/2026 (A)	1,000,000	1,003,980

Pharmaceuticals - 0.3%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,000,000	947,840
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	250,000	246,950

		1,194,790

Software - 0.4%
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (A)	1,950,000	1,901,250

Transportation Infrastructure - 0.2%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (A)	1,000,000	947,500

Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (A)	250,000	238,475

Total Corporate Debt Securities (Cost $37,479,768)		36,446,428

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 87.5%
Aerospace & Defense - 0.4%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (C), 01/15/2025	$ 246,256	$ 244,871
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (C), 02/12/2027	98,250	97,194
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (C), 10/22/2026	1,346,625	1,341,575

		1,683,640

Air Freight & Logistics - 0.4%
RLG Holdings LLC
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (C), 07/07/2028	1,750,000	1,750,000

Airlines - 0.1%
American Airlines, Inc.
Term Loan B,
TBD, 06/27/2025 (D) (E)	175,000	169,076
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (C), 04/21/2028	496,250	496,095

		665,171

Auto Components - 1.3%
Clarios Global LP
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (C), 04/30/2026	1,366,010	1,358,497
First Brands Group LLC
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (C), 03/30/2027	3,244,106	3,245,459
Mavis Tire Express Services Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (C), 05/04/2028	1,218,875	1,221,922

		5,825,878

Automobiles - 0.3%
CWGS Group LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.25% - 3.50% (C), 06/03/2028	642,407	637,287
Thor Industries, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.13% (C), 02/01/2026	588,695	588,695

		1,225,982

Beverages - 0.3%
Naked Juice LLC
2nd Lien Term Loan,
TBD, 01/24/2030 (D) (E)	1,000,000	1,003,750
Delayed Draw Term Loan,
TBD, 01/24/2029 (D) (E)	27,273	27,218
Term Loan,
TBD, 01/24/2029 (D) (E)	472,727	471,782

		1,502,750

	Principal	Value
LOAN ASSIGNMENTS (continued)
Biotechnology - 0.6%
Curium BidCo SARL
Term Loan B,
3-Month LIBOR + 4.00%, 4.22% (C), 07/09/2026	$ 2,709,838	$ 2,703,064

Building Products - 3.2%
Anvil International LLC
1st Lien Term Loan,
TBD, 05/28/2026 (D) (E)	1,000,000	992,000
Chamberlain Group, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (C), 11/03/2028	2,250,000	2,244,375
Cornerstone Building Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (C), 04/12/2028 (E)	2,130,725	2,122,735
Janus International Group LLC
Term Loan B1,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 4.25% (C), 02/12/2025	1,743,051	1,738,693
LBM Acquisition LLC
Delayed Draw Term Loan B2,
TBD, 12/17/2027 (D) (E)	416,667	414,062
Term Loan B2,
3-Month LIBOR + 3.75%, 4.50% (C), 12/17/2027 (E)	832,916	827,710
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.61% (C), 02/01/2027	866,476	857,595
Term Loan B1,
TBD, 06/11/2028 (D) (E)	350,000	349,038
Standard Industries, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (C), 09/22/2028	840,328	840,538
Tamko Building Products LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.11% - 3.30% (C), 06/01/2026	1,964,862	1,951,762
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (C), 08/01/2025	665,651	661,074
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (C), 08/01/2025	1,697,872	1,696,599

		14,696,181

Capital Markets - 2.5%
Blucora, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (C), 05/22/2024	2,272,680	2,266,998
CRCI Longhorn Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.60% (C), 08/08/2025	1,243,573	1,233,211

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (C), 04/09/2027 (E)	$ 2,895,554	$ 2,901,759
Illuminate Merger Sub Corp.
Term Loan,
3-Month LIBOR + 3.50%, 4.00% (C), 07/21/2028	1,000,000	992,140
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (C), 07/03/2024	851,062	847,339
RPI Intermediate Finance Trust
Term Loan B1,
1-Month LIBOR + 1.75%, 1.86% (C), 02/11/2027	116,798	116,555
Tiger Acquisition LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (C), 06/01/2028 (E)	1,967,625	1,946,310
Victory Capital Holdings, Inc.
Term Loan B,
TBD, 12/29/2028 (D) (E)	1,000,000	991,875
3-Month LIBOR + 2.25%, 2.47% (C), 07/01/2026	6,171	6,120

		11,302,307

Chemicals - 0.5%
Hexion, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 3.72% (C), 07/01/2026	994,898	994,898
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 2.36% - 2.47% (C), 03/13/2028 (E)	964,435	957,546
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (C), 03/08/2025	613,285	604,086

		2,556,530

Commercial Services & Supplies - 8.3%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.38%, 3.88% (C), 12/23/2027	446,625	443,116
Term Loan B3,
1-Month LIBOR + 3.50%, 4.00% (C), 12/23/2027	997,500	994,590
APX Group, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, Prime Rate + 2.50%, 4.00% - 5.75% (C), 07/10/2028	1,995,000	1,990,844
Asurion LLC
Term Loan B8,
1-Month LIBOR + 3.25%, 3.36% (C), 12/23/2026	1,142,241	1,134,489
Term Loan B9,
1-Month LIBOR + 3.25%, 3.36% (C), 07/31/2027	1,094,237	1,086,715

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
BIFM CA Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 3.61% (C), 06/01/2026	$ 2,326,403	$ 2,306,047
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 11/27/2026	2,161,909	2,154,189
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (C), 11/27/2026 (E)	789,250	789,250
Driven Holdings LLC
Term Loan B,
3-Month LIBOR + 3.00%, 3.52% (C), 12/17/2028	2,000,000	1,992,500
Ensemble RCM LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.05% (C), 08/03/2026 (E)	2,537,168	2,536,534
EWT Holdings III Corp.
Term Loan,
1-Month LIBOR + 2.50%, 2.63% (C), 04/01/2028	1,395,494	1,386,772
Garda World Security Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 4.36% (C), 10/30/2026	1,000,000	1,000,833
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (C), 05/30/2025	1,639,605	1,639,400
Harsco Corp.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (C), 03/10/2028	497,500	495,012
Jadex, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 4.86% - 5.50% (C), 02/18/2028	1,739,362	1,721,969
PECF USS Intermediate Holding III Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 4.75% (C), 12/15/2028 (E)	2,700,000	2,701,126
Prime Security Services Borrower LLC
Term Loan,
6-Month LIBOR + 2.75%, 12-Month LIBOR + 2.75%, 3.50% (C), 09/23/2026 (E)	2,524,601	2,517,343
Spectrum Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (C), 01/31/2025 (E)	2,747,409	2,676,664
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (C), 03/04/2028 (E)	2,985,000	2,982,200
Technimark Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.25% (C), 07/09/2029	1,321,979	1,312,890

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
TruGreen LP
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (C), 11/02/2027	$ 2,977,481	$ 2,978,970
XLerate Group
Term Loan,
TBD, 12/30/2027 (D) (E)	1,125,000	1,113,750

		37,955,203

Communications Equipment - 1.0%
Avaya, Inc.
Term Loan B2,
1-Month LIBOR + 4.00%, 4.11% (C), 12/15/2027	1,000,000	1,000,357
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (C), 04/06/2026	2,167,973	2,129,357
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 5.50% (C), 11/01/2024	1,457,940	1,414,202

		4,543,916

Construction & Engineering - 3.1%
Artera Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (C), 03/06/2025	250,347	244,636
Term Loan,
3-Month LIBOR + 3.50%, 4.50% (C), 03/06/2025	796,000	778,090
Centuri Group, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (C), 08/27/2028	487,833	487,223
LRS Holdings LLC
Term Loan B,
1-Month LIBOR + 4.25%, 4.75% (C), 08/13/2028	1,200,000	1,199,250
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.75% (C), 06/23/2028	2,244,375	2,233,153
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (C), 01/21/2028	2,365,614	2,358,221
Refficiency Holdings LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (C), 12/16/2027	1,856,256	1,846,974
VM Consolidated, Inc.
Term Loan B,
1-Week LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 3.33% - 3.60% (C), 03/19/2028	2,842,362	2,834,546
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (C), 03/24/2028	2,231,294	2,226,412

		14,208,505

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.5%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (C), 10/25/2023	$ 2,360,206	$ 2,357,405

Containers & Packaging - 7.0%
Anchor Glass Container Corp.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 3.75% (C), 12/07/2023	474,434	410,188
Berlin Packaging LLC
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.25% (C), 03/11/2028	1,995,000	1,990,427
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (C), 03/11/2028	994,378	987,915
Berry Global, Inc.
Term Loan Z,
1-Month LIBOR + 1.75%, 1.85% (C), 07/01/2026	223,401	220,812
Canister International Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 4.86% (C), 12/21/2026	197,487	197,673
Flex Acquisition Co., Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.21% (C), 06/29/2025	668,390	664,317
3-Month LIBOR + 3.50%, 4.00% (C), 03/02/2028	2,560,549	2,553,507
Golden West Packaging Group LLC
Term Loan,
3-Month LIBOR + 5.25%, 6.00% (C), 11/23/2027	525,000	521,062
Graham Packaging Co., Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.75% (C), 08/04/2027	1,975,916	1,968,732
Klockner-Pentaplast of America, Inc.
Term Loan B,
6-Month LIBOR + 4.75%, 5.25% (C), 02/12/2026	595,500	591,778
LABL, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 5.50% (C), 10/29/2028	950,000	954,072
Liqui-Box Holdings, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (C), 02/26/2027	246,250	229,628
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (C), 11/30/2027	3,182,231	3,178,915
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (C), 12/01/2028	2,000,000	1,996,666
Plaze, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (C), 08/03/2026	247,500	245,644

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 4.11% (C), 07/31/2026	$ 1,363,617	$ 1,359,356
Term Loan,
1-Month LIBOR + 4.00%, 4.50% (C), 07/31/2026	374,063	373,361
Pretium PKG Holdings, Inc. 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.50% (C), 10/02/2028	1,500,000	1,498,660
Printpack Holdings, Inc. Term Loan,
1-Month LIBOR + 3.00%, 4.00% (C), 07/26/2023	595,821	592,842
Proampac PG Borrower LLC Term Loan,
3-Month LIBOR + 3.75%, 4.50% (C), 11/03/2025	2,488,756	2,489,533
Reynolds Group Holdings, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (C), 09/20/2028	249,375	248,786
Term Loan B2,
1-Month LIBOR + 3.25%, 3.36% (C), 02/05/2026	1,000,000	992,321
Tosca Services LLC Term Loan,
1-Month LIBOR + 3.50%, 4.25% (C), 08/18/2027	2,215,478	2,211,785
TricorBraun Holdings, Inc. Term Loan,
1-Month LIBOR + 3.25%, 3.75% (C), 03/03/2028	2,991,621	2,970,431
Trident TPI Holdings, Inc. Term Loan B1,
3-Month LIBOR + 3.25%, 4.25% (C), 10/17/2024 (E)	2,787,338	2,782,692

		32,231,103

Diversified Consumer Services - 1.8%
Mister Car Wash Holdings, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (C), 05/14/2026	2,797,178	2,786,187
Pre-Paid Legal Services, Inc. Term Loan,
TBD, 05/01/2025 (D) (E)	750,000	748,125
3-Month LIBOR + 3.75%, 4.25% (C), 12/15/2028	2,250,000	2,245,500
William Morris Endeavor Entertainment LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.86% (C), 05/18/2025	2,482,304	2,436,796

		8,216,608

Diversified Financial Services - 2.5%
AlixPartners LLP Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (C), 02/04/2028	1,836,125	1,830,005
BCP Raptor II LLC 1st Lien Term Loan,
1-Month LIBOR + 4.75%, 4.86% (C), 11/03/2025	428,805	428,346

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Messer Industries GmbH Term Loan,
3-Month LIBOR + 2.50%, 2.72% (C), 03/02/2026	$ 602,250	$ 597,733
NAB Holdings LLC Repriced Term Loan,
TBD, 07/01/2024 (D) (E)	975,179	967,865
Term Loan,
SOFR + 3.00%, 3.50% (C), 11/23/2028 (E)	3,250,000	3,225,625
NBG Acquisition, Inc. Term Loan,
3-Month LIBOR + 5.50%, 6.50% (C), 04/26/2024	456,678	319,675
Primary Products Finance LLC
Term Loan,
TBD, 10/25/2028 (D) (E)	750,000	753,750
Russell Investments US Institutional Holdco, Inc.
Term Loan,
6-Month LIBOR + 3.50%, 4.50% (C), 05/30/2025	2,489,765	2,487,541
TransUnion LLC
Term Loan B6,
1-Month LIBOR + 2.25%, 2.75% (C), 12/01/2028	870,968	866,811

		11,477,351

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.36% (C), 03/15/2027	289,100	284,176
Global Tel*Link Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.36% (C), 11/29/2025	1,575,653	1,542,662
Virgin Media Bristol LLC
Term Loan N,
3-Month LIBOR + 2.50%, 2.61% (C), 01/31/2028	225,000	222,785
Term Loan Q,
3-Month LIBOR + 3.25%, 3.36% (C), 01/31/2029	232,278	231,697
Zayo Group Holdings, Inc.
Term Loan,
TBD, 03/09/2027 (D) (E)	500,000	492,500

		2,773,820

Electrical Equipment - 0.4%
C&D Technologies, Inc.
Term Loan B,
1-Month LIBOR + 5.75%, 6-Month LIBOR + 5.75%, 5.86% - 6.10% (C), 12/20/2025	1,044,615	1,029,991
Electrical Components International, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.36% (C), 06/26/2025	862,480	857,090

		1,887,081

Electronic Equipment, Instruments & Components - 0.8%
Badger Buyer Corp. Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (C), 09/30/2024	431,297	375,228

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 6.00% (C), 01/31/2024 (E)	$ 2,480,342	$ 2,477,242
II-VI, Inc.
Term Loan B,
TBD, 12/01/2028 (D) (E)	800,000	798,000

		3,650,470

Entertainment - 0.0% (F)
AMC Entertainment Holdings, Inc.
Term Loan B,
TBD, 04/22/2026 (D) (E)	175,000	155,641

Equity Real Estate Investment Trusts - 0.1%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.85% - 2.86% (C), 06/28/2023	415,609	414,570

Food & Staples Retailing - 1.8%
BW Gas & Convenience Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (C), 03/31/2028	2,741,237	2,734,384
Chef’s Warehouse Leasing Co. LLC
Term Loan,
1-Month LIBOR + 5.50%, 5.61% (C), 06/22/2025 (E)	1,341,186	1,341,186
Hostess Brands LLC
Term Loan,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (C), 08/03/2025 (E)	2,178,784	2,170,161
Quirch Foods Holdings LLC
Term Loan,
1-Month LIBOR + 4.50%, 5.50% (C), 10/27/2027	498,741	498,741
US Foods, Inc.
Term Loan B,
TBD, 11/22/2028 (D) (E)	1,500,000	1,496,484

		8,240,956

Food Products - 2.0%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.86% (C), 10/01/2025	859,914	808,319
Term Loan,
1-Month LIBOR + 4.75%, 5.75% (C), 10/01/2025	498,750	478,800
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.61% (C), 10/10/2026	1,680,300	1,678,549
BCPE North Star US HoldCo 2, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (C), 06/09/2028	735,000	731,784
C.J. Foods, Inc.
Term Loan B,
1-Month LIBOR + 6.00%, 7.00% (C), 03/16/2027	147,745	146,268

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
CHG PPC Parent LLC
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (C), 12/08/2028	$ 2,000,000	$ 2,000,000
Froneri International Ltd.
Term Loan,
1-Month LIBOR + 2.25%, 2.36% (C), 01/29/2027	241,325	237,947
Monogram Food Solutions LLC
Term Loan B,
1-Month LIBOR + 4.00%, 4.50% (C), 08/28/2028	750,000	746,250
Shearer’s Foods, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 4.25% (C), 09/23/2027	1,961,567	1,954,756
WEI Sales LLC
Term Loan B,
1-Month LIBOR + 3.00%, 3.11% (C), 03/31/2025	209,100	205,964

		8,988,637

Health Care Equipment & Supplies - 2.7%
Agiliti Health, Inc.
Term Loan,
3-Month LIBOR + 2.75%, 2.88% (C), 01/04/2026	642,756	639,542
3-Month LIBOR + 2.75%, 3.50% (C), 01/04/2026	2,345,817	2,337,021
Athenahealth, Inc.
Delayed Draw Term loan,
TBD, 01/26/2029 (D) (E)	108,696	108,288
Term Loan,
TBD, 01/26/2029 (D) (E)	641,304	638,900
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (C), 09/01/2024	540,299	528,142
Term Loan,
3-Month LIBOR + 4.50%, 5.00% (C), 09/01/2024	2,000,000	1,985,000
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (C), 10/23/2028	2,465,000	2,454,023
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.00%, 3.10% (C), 06/30/2025 (E)	3,546,015	3,541,582
YI LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.00% (C), 11/07/2024	221,394	220,841

		12,453,339

Health Care Providers & Services - 6.1%
AHP Health Partners, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (C), 08/04/2028 (E)	3,443,875	3,439,570
Heartland Dental LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.61% (C), 04/30/2025	744,221	739,415

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Heartland Dental LLC (continued)
Term Loan,
1-Month LIBOR + 4.00%, 4.10% (C), 04/30/2025	$ 497,500	$ 497,345
ICON Luxembourg SARL Term Loan,
3-Month LIBOR + 2.25%, 2.75% (C), 07/03/2028	906,838	903,815
Midwest Physician Administrative Services LLC Term Loan,
3-Month LIBOR + 3.25%, 4.00% (C), 03/12/2028 (E)	2,736,241	2,722,559
Pacific Dental Services LLC Term Loan,
1-Month LIBOR + 3.25%, 4.00% (C), 05/05/2028	997,120	996,496
Pathway Vet Alliance LLC Term Loan,
1-Month LIBOR + 3.75%, 3.86% (C), 03/31/2027 (E)	2,149,347	2,145,893
Pearl Intermediate Parent LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.86% (C), 02/14/2025	634,454	628,903
Term Loan,
1-Month LIBOR + 3.25%, 3.36% (C), 02/14/2025	994,859	986,154
PetVet Care Centers LLC Term Loan B3,
1-Month LIBOR + 3.50%, 4.25% (C), 02/14/2025	1,194,426	1,192,336
Quorum Health Corp. Term Loan,
3-Month LIBOR + 7.00%, 8.75% (C), 04/29/2025	1,474,877	1,406,664
Radnet Management, Inc. Term Loan,
3-Month LIBOR + 3.00%, Prime Rate + 2.00%, 3.75% - 5.25% (C), 04/21/2028 (E)	3,087,289	3,080,534
RegionalCare Hospital Partners Holdings, Inc. Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 11/16/2025	518,459	516,515
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.86% (C), 06/27/2025	496,144	493,043
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 06/27/2025	248,750	247,921
Southern Veterinary Partners LLC Term Loan,
3-Month LIBOR + 4.00%, 5.00% (C), 10/05/2027 (E)	1,793,876	1,797,239
Surgery Center Holdings, Inc. Term Loan,
1-Month LIBOR + 3.75%, 4.50% (C), 08/31/2026	2,986,186	2,980,587

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Women’s Care Enterprises LLC Term Loan,
3-Month LIBOR + 4.50%, 5.25% (C), 01/15/2028 (E)	$ 997,500	$ 995,256
WP CityMD Bidco LLC 1st Lien Term Loan B,
6-Month LIBOR + 3.25%, 3.75% (C), 12/22/2028	2,234,419	2,230,428

		28,000,673

Health Care Technology - 0.7%
Change Healthcare Holdings LLC Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (C), 03/01/2024	3,381,988	3,377,761

Hotels, Restaurants & Leisure - 6.1%
19th Holdings Golf LLC Term Loan B,
TBD, 02/07/2029 (D) (E)	500,000	498,125
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (C), 12/23/2024	337,423	335,429
Term Loan B1,
1-Month LIBOR + 3.50%, 3.61% (C), 07/21/2025	1,994,949	1,993,078
ClubCorp Holdings, Inc. Term Loan B,
3-Month LIBOR + 2.75%, 2.97% (C), 09/18/2024	1,941,847	1,871,152
Everi Holdings, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (C), 08/03/2028	1,568,076	1,562,931
Flynn Restaurant Group LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.75% (C), 06/27/2025	577,044	572,536
Term Loan B,
TBD, 12/01/2028 (D) (E)	1,250,000	1,250,000
Hilton Grand Vacations Borrower LLC Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 08/02/2028	1,751,713	1,748,064
IRB Holding Corp. Term Loan,
3-Month LIBOR + 3.25%, 4.25% (C), 12/15/2027	994,975	993,198
Term Loan B,
6-Month LIBOR + 2.75%, 3.75% (C), 02/05/2025 (E)	2,293,563	2,286,873
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.36% (C), 10/20/2025	2,832,879	2,770,151
Quest Software US Holdings Inc. Term Loan,
TBD, 02/01/2029 (D) (E)	1,500,000	1,482,000
Scientific Games International, Inc. Term Loan B5,
1-Month LIBOR + 2.75%, 2.84% (C), 08/14/2024 (E)	3,739,013	3,727,097

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Seattle Spinco, Inc. Term Loan B5,
SOFR + 4.00%, 4.50% (C), 02/26/2027	$ 1,250,000	$ 1,243,750
SeaWorld Parks & Entertainment, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 08/25/2028	1,446,375	1,444,567
Twin River Worldwide Holdings, Inc. Term Loan B,
6-Month LIBOR + 3.25%, 3.75% (C), 10/02/2028	2,000,000	1,997,222
United PF Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.22% (C), 12/30/2026	1,819,169	1,761,183
Term Loan,
3-Month LIBOR + 8.50%, 9.50% (C), 12/30/2026	197,500	197,006
Univision Communications Inc. Term Loan B,
TBD, 01/31/2029 (D) (E)	150,000	149,663

		27,884,025

Household Durables - 1.7%
ACProducts, Inc. Term Loan B,
6-Month LIBOR + 4.25%, 4.75% (C), 05/17/2028	1,159,175	1,152,111
American Residential Services LLC Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (C), 10/15/2027	1,991,209	1,988,720
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.00% (C), 11/21/2023	968,627	901,428
Instant Brands Holdings, Inc.
Term Loan,
1-Month LIBOR + 5.00%, 5.75% (C), 04/12/2028	1,925,000	1,771,000
Libbey Glass, Inc. Term Loan,
3-Month LIBOR + 10.00%, 11.00% (C), 11/13/2025	677,420	697,743
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (C), 02/28/2025	1,117,848	1,113,656

		7,624,658

Household Products - 1.8%
Conair Holdings LLC Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (C), 05/17/2028	3,072,316	3,067,836
Diamond BV Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 09/29/2028 (E)	3,000,000	2,988,750
Energizer Holdings, Inc. Term Loan,
1-Month LIBOR + 2.25%, 2.75% (C), 12/22/2027	995,611	992,186

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Journey Personal Care Corp. Term Loan B,
3-Month LIBOR + 4.25%, 5.00% (C), 03/01/2028	$ 696,500	$ 693,888
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.61% (C), 06/28/2026	429,456	414,425
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 4.61% (C), 06/28/2026	23,215	22,402

		8,179,487

Independent Power & Renewable Electricity Producers - 0.2%
Calpine Construction Finance Co. LP Term Loan B,
1-Month LIBOR + 2.00%, 2.11% (C), 01/15/2025	942,857	933,934

Industrial Conglomerates - 0.3%
Magenta Buyer LLC 1st Lien Term Loan,
3-Month LIBOR + 5.00%, 5.75% (C), 07/27/2028	1,266,825	1,264,978

Insurance - 1.4%
Acrisure LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.25%, 4.75% (C), 02/15/2027	300,000	299,875
Term Loan B,
3-Month LIBOR + 3.50%, 3.72% (C), 02/15/2027	1,142,182	1,127,428
3-Month LIBOR + 3.75%, 4.25% (C), 02/15/2027	498,750	497,192
Alliant Holdings Intermediate LLC Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (C), 05/09/2025	1,364,506	1,351,202
AmWINS Group, Inc. Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (C), 02/19/2028	994,978	986,582
Hub International Ltd. Term Loan B,
3-Month LIBOR + 2.75%, 2.94% - 3.00% (C), 04/25/2025	1,239,091	1,226,442
3-Month LIBOR + 3.25%, 4.00% (C), 04/25/2025	997,481	995,404

		6,484,125

IT Services - 2.2%
Banff Merger Sub, Inc. Term Loan,
3-Month LIBOR + 3.75%, 3.97% (C), 10/02/2025	1,246,393	1,239,988
Conduent Business Services LLC Term Loan B,
1-Month LIBOR + 4.25%, 4.75% (C), 10/16/2028	2,169,000	2,173,746
Peraton Corp. Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (C), 02/01/2028	1,419,300	1,417,272

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.50% (C), 02/15/2028	$ 2,843,062	$ 2,812,411
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 2.75%, 2.86% (C), 05/01/2024	28,288	28,260
1-Month LIBOR + 3.25%, 3.75% (C), 11/02/2026	1,992,418	1,994,908
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 08/31/2028	249,375	249,609

		9,916,194

Leisure Products - 1.4%
Bombardier Recreational Products, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.11% (C), 05/24/2027	487,550	482,217
Polaris Newco LLC
Term Loan B,
3-Month LIBOR + 4.00%, 4.50% (C), 06/02/2028 (E)	2,496,250	2,494,266
Recess Holdings, Inc.
1st Lien Term Loan,
TBD, 09/30/2024 (D) (E)	212,943	211,878
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 4.61% (C), 12/22/2025	2,160,710	2,079,683
SRAM LLC
Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.25% (C), 05/18/2028	1,142,045	1,139,190

		6,407,234

Life Sciences Tools & Services - 0.5%
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.00% (C), 11/15/2028 (E)	2,325,000	2,324,275

Machinery - 1.9%
Alliance Laundry Systems LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (C), 10/08/2027	973,273	972,925
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (C), 05/14/2028	487,192	485,974
Filtration Group Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3.11% (C), 03/29/2025	806,034	802,424
Term Loan,
1-Month LIBOR + 3.50%, 4.00% (C), 10/21/2028	1,995,000	1,990,844
GrafTech Finance, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (C), 02/12/2025	93,195	93,040

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Hillman Group, Inc.
Delayed Draw Term Loan,
1-Month LIBOR + 2.75%, 2.75% - 3.00% (C), 07/14/2028	$ 16,084	$ 16,020
Term Loan B1,
1-Month LIBOR + 2.75%, 3.25% (C), 07/14/2028	965,261	961,441
Ingersoll-Rand Services Co.
Term Loan,
1-Month LIBOR + 1.75%, 1.86% (C), 03/01/2027	245,625	243,141
Madison IAQ LLC
Term Loan,
6-Month LIBOR + 3.25%, 3.75% (C), 06/21/2028	1,494,994	1,488,453
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (C), 03/20/2025 (E)	1,546,197	1,503,676
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.61% (C), 10/23/2025	253,846	253,106

		8,811,044

Media - 6.6%
A-L Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.25% (C), 12/01/2023 (E)	447,167	426,113
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan B2,
TBD, 12/08/2028 (D) (E)	799,254	796,756
Delayed Draw Term Loan B3,
TBD, 12/08/2028 (D) (E)	125,373	124,981
Term Loan B1,
TBD, 12/21/2028 (D) (E)	125,373	124,981
Arches Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (C), 12/06/2027	2,535,709	2,518,672
Block Communications, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 2.47% (C), 02/25/2027	147,375	146,454
CMG Media Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.61% (C), 12/17/2026	1,483,781	1,472,653
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 3.00% (C), 09/01/2028	2,000,000	1,993,334
Coral-US Co-Borrower LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 3.11% (C), 10/15/2029 (E)	1,734,000	1,723,886
CSC Holdings LLC
Term Loan B1,
1-Month LIBOR + 2.25%, 2.36% (C), 07/17/2025	492,248	484,044

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Diamond Sports Group LLC
Term Loan,
1-Month LIBOR + 3.25%, 3.36% (C), 08/24/2026	$ 405,646	$ 159,216
DirecTV Financing LLC
Term Loan,
3-Month LIBOR + 5.00%, 5.75% (C), 08/02/2027 (E)	1,537,625	1,538,586
E.W. Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.56%, 3.31% (C), 05/01/2026	192,538	191,850
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (C), 01/07/2028 (E)	2,506,758	2,504,407
Gray Television, Inc.
Term Loan D,
1-Month LIBOR + 3.00%, 3.10% (C), 12/01/2028 (E)	3,000,000	2,989,500
LCPR Loan Financing LLC
Term Loan B,
3-Month LIBOR + 3.75%, 3.86% (C), 10/16/2028	855,000	855,855
MH Sub I LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.61% (C), 09/13/2024	992,228	986,181
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (C), 09/13/2024	2,538,046	2,533,815
Mission Broadcasting, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.60% (C), 06/02/2028	149,250	148,644
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (C), 05/08/2025	637,219	622,882
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.60% (C), 09/18/2026	799,054	796,932
Numericable Group SA
Term Loan B11,
3-Month LIBOR + 2.75%, 2.75% (C), 07/31/2025	783,823	772,801
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 2.61% (C), 09/30/2026	488,750	474,821
Univision Communications, Inc.
1st Lien Term Loan B,
TBD, 03/15/2026 (D) (E)	1,500,000	1,496,250
Term Loan C5,
1-Month LIBOR + 2.75%, 3.75% (C), 03/15/2024	1,358,837	1,356,119

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 3.00%, 3.11% (C), 01/31/2029	$ 2,227,285	$ 2,212,808
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 2.61% (C), 04/30/2028	769,000	760,456

		30,212,997

Multiline Retail - 0.1%
Highline Aftermarket Acquisition LLC
Term Loan B,
6-Month LIBOR + 4.50%, 5.25% (C), 11/09/2027	263,013	262,355

Oil, Gas & Consumable Fuels - 0.6%
Citgo Petroleum Corp.
Term Loan B,
1-Month LIBOR + 6.25%, 7.25% (C), 03/28/2024	746,164	745,698
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 4.22% (C), 02/07/2025	742,302	740,292
EG Group Ltd.
Term Loan,
3-Month LIBOR + 4.25%, 4.75% (C), 03/31/2026	398,014	397,616
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (C), 03/01/2025 (E)	774,793	768,498
Prairie ECI Acquiror LP
Term Loan B,
1-Month LIBOR + 4.75%, 4.86% (C), 03/11/2026	2,163	2,113

		2,654,217

Paper & Forest Products - 1.0%
Domtar Corp.
Delayed Draw Term Loan,
TBD, 09/20/2028 (D) (E)	451,613	448,602
Term Loan B,
1-Month LIBOR + 5.50%, 6.25% (C), 11/30/2028	1,298,387	1,289,731
Dunn Paper, Inc.
1st Lien Term Loan,
3-Month LIBOR + 5.25%, 6.25% (C), 08/26/2022	894,815	850,074
Pixelle Specialty Solutions LLC
Term Loan B,
1-Month LIBOR + 6.50%, 7.50% (C), 10/31/2024 (E)	2,107,861	2,096,268

		4,684,675

Personal Products - 0.4%
KDC/ONE Development Corp., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 12/22/2025	1,468,053	1,451,079

Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Personal Products (continued)
Kronos Acquisition Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (C), 12/22/2026	$ 148,500	$ 143,727
Prestige Brands, Inc.
Term Loan B5,
1-Month LIBOR + 2.00%, 2.50% (C), 07/03/2028	131,250	130,856

		1,725,662

Pharmaceuticals - 0.7%
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.63% (C), 05/04/2025	473,605	468,632
Bausch Health Cos., Inc.
Term Loan B,
TBD, 06/02/2025 (D) (E)	850,000	848,354
TBD, 01/27/2027 (D) (E)	750,000	743,750
1-Month LIBOR + 2.75%, 2.86% (C), 11/27/2025	647,611	645,830
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.85% (C), 08/01/2027	223,227	220,000
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (C), 06/02/2028	457,979	457,243

		3,383,809

Professional Services - 0.7%
Ankura Consulting Group LLC
Term Loan,
1-Month LIBOR + 4.50%, 5.25% (C), 03/17/2028	248,750	248,750
Dun & Bradstreet Corp.
Term Loan,
TBD, 02/06/2026 (D) (E)	500,000	497,812
Term Loan B2,
TBD, 01/18/2029 (D) (E)	2,400,000	2,398,500

		3,145,062

Real Estate Management & Development - 1.5%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 3.25% (C), 08/01/2025	1,835,470	1,825,041
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.86% (C), 08/21/2025	1,919,697	1,912,499
RE/MAX International, Inc.
Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (C), 07/21/2028	2,627,794	2,615,750
Redstone Holdco 2 LP
Term Loan,
3-Month LIBOR + 4.75%, 5.50% (C), 04/27/2028	723,188	668,948

		7,022,238

Road & Rail - 0.4%
Fly Funding II SARL
Term Loan B,
TBD, 10/08/2025 (D) (E)	1,653,272	1,654,314

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments, Inc.
Term Loan,
TBD, 10/21/2028 (D) (E)	$ 1,000,000	$ 997,500

Software - 5.7%
Altium Packaging LLC
Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (C), 02/03/2028	1,292,737	1,279,204
AppLovin Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 3.36% (C), 08/15/2025 (E)	1,712,689	1,708,407
1-Month LIBOR + 3.00%, 3.50% (C), 10/25/2028	249,375	248,596
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.61% (C), 04/30/2025	1,979,747	1,951,535
Cornerstone OnDemand, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 4.25% (C), 10/16/2028	750,000	748,125
Epicor Software Corp.
Term Loan,
1-Month LIBOR + 3.25%, 4.00% (C), 07/30/2027 (E)	2,739,337	2,731,347
GoTo Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 4.86% (C), 08/31/2027 (E)	2,316,103	2,296,198
Helios Software Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 3.97% (C), 03/11/2028	955,714	952,847
Mitchell International, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.25% (C), 10/15/2028	1,825,000	1,808,705
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 2.80% (C), 08/28/2026	1,891,000	1,867,363
Quest Software US Holdings, Inc.
1st Lien Term Loan,
Prime Rate + 3.25%, 6.50% (C), 05/16/2025	2,884,360	2,869,038
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 2.86% (C), 06/21/2024	255,228	252,356
Sophia LP
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (C), 10/07/2027	2,584,011	2,582,719
SS&C European Holdings SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.86% (C), 04/16/2025	316,564	312,550

Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.86% (C), 04/16/2025	$ 389,967	$ 384,930
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (C), 05/04/2026	2,645,365	2,637,098
Term Loan B,
1-Month LIBOR + 3.75%, 3.86% (C), 05/04/2026	1,336,230	1,333,725

		25,964,743

Specialty Retail - 2.2%
Apro LLC
Term Loan,
3-Month LIBOR + 3.75%, 4.50% (C), 11/14/2026	2,240,600	2,236,399
Great Outdoors Group LLC
Term Loan B1,
3-Month LIBOR + 3.75%, 4.50% (C), 03/06/2028	2,485,633	2,482,525
PetSmart, Inc.
Term Loan B,
6-Month LIBOR + 3.75%, 4.50% (C), 02/11/2028	2,191,494	2,186,015
Rent-A-Center, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (C), 02/17/2028	1,245,612	1,240,941
Staples, Inc.
Term Loan B2,
3-Month LIBOR + 4.50%, 4.63% (C), 09/12/2024	382,620	375,036
WOOF Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (C), 12/21/2027	1,592,987	1,591,992

		10,112,908

Technology Hardware, Storage & Peripherals - 0.3%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (C), 11/06/2023	1,490,849	1,477,182

Textiles, Apparel & Luxury Goods - 0.3%
Augusta Sportswear Group, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (C), 10/26/2023	287,679	284,323
Crocs, Inc.
Term Loan B,
TBD, 01/26/2029 (D) (E)	1,100,000	1,092,850

		1,377,173

Transportation Infrastructure - 0.1%
First Student Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 3.50% (C), 07/21/2028	365,196	363,142
Term Loan C,
3-Month LIBOR + 3.00%, 3.50% (C), 07/21/2028	134,804	134,045

		497,187

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.2%
Altice France SA
Term Loan B13,
2-Month LIBOR + 4.00%, 4.11% (C), 08/14/2026	$ 997,423	$ 992,614

Total Loan Assignments (Cost $402,261,353)		400,839,132

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (H) (I)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (H)	889,572	1
LG Parent Holdco, Inc. (H)	30,405	250,841

		250,842

Software - 0.0% (F)
Avaya Holdings Corp. (J)	4	73

Textiles, Apparel & Luxury Goods - 0.0% (F)
Men’s Wearhouse, Inc. (G) (K)	7,650	9,562

Total Common Stocks (Cost $375,455)		260,477

PREFERRED STOCKS - 0.1%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp.,
0.00% (H) (I)	189,500	0
LG Parent Holdco, Inc.,
0.00% (H)	4,064	461,306

Total Preferred Stocks (Cost $372,397)		461,306

EXCHANGE-TRADED FUNDS - 0.9%
U.S. Fixed Income Funds - 0.9%
Invesco Senior Loan ETF (L)	101,200	2,224,376
SPDR Blackstone Senior Loan ETF (L)	48,900	2,229,351

Total Exchange-Traded Funds (Cost $4,444,459)		4,453,727

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (M)	2,277,000	2,277,000

Total Other Investment Company (Cost $2,277,000)		2,277,000

Transamerica Funds	Page 12

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 13.8%

Fixed Income Clearing Corp., 0.00% (M), dated 01/31/2022, to be repurchased at $63,010,659 on 02/01/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 12/31/2027, and with a value of $64,270,927.

$ 63,010,659	$ 63,010,659

Total Repurchase Agreement (Cost $63,010,659)	63,010,659

Total Investments (Cost $510,221,091)	507,748,729
Net Other Assets (Liabilities) - (10.8)%	(49,586,576)

Net Assets - 100.0%	$ 458,162,153

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$36,446,428	$—	$36,446,428
Loan Assignments	—	400,839,132	—	400,839,132
Common Stocks	73	250,842	9,562	260,477
Preferred Stocks	—	461,306	—	461,306
Exchange-Traded Funds	4,453,727	—	—	4,453,727
Other Investment Company	2,277,000	—	—	2,277,000
Repurchase Agreement	—	63,010,659	—	63,010,659

Total Investments	$6,730,800	$501,008,367	$9,562	$507,748,729

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (K)	$—	$—	$9,562	$—

Transamerica Funds	Page 13

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $36,446,428, representing 8.0% of the Fund’s net assets.
(B)	Restricted security. At January 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Scientific Games International, Inc. 5.00%, 10/15/2025	02/26/2021 - 03/16/2021	$823,190	$816,580	0.2%

(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2022 where the rate will be determined at time of settlement.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $712,148, representing 0.2% of the Fund’s net assets.
(I)	Securities deemed worthless.
(J)	Non-income producing security.
(K)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(L)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,453,727, collateralized by cash collateral of $2,277,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,286,075. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(M)	Rates disclosed reflect the yields at January 31, 2022.
(N)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedules of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 14

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Floating Rate (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 15

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 16